Loans and Accounts Receivable From Customers - Summary of Movements in Loan Portfolio (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance for loan losses	$ 937,994	$ 978,754
Net carrying amount	25,711,811	23,795,548
Commercial loans [member]
Disclosure of financial assets [line items]
- Increases due to change in credit risk	(98,680)	(146,676)
Decreases due to change in credit risk	(86,955)	(52,968)
- Changes due to modifications that did not result in derecognition		(25,936)
New financial assets originated or purchased		210,999
Financial assets that have been derecognized	(141,544)	(290,422)
Foreign exchange and other movements	(49,564)	6,599
Allowance for loan losses	521,199	681,029	$ 747,617
Net carrying amount	15,935,822	14,991,641
Mortgages loans [member]
Disclosure of financial assets [line items]
- Increases due to change in credit risk	(43,274)	(23,189)
Decreases due to change in credit risk	(12,936)	(15,587)
- Changes due to modifications that did not result in derecognition	(617)	(84)
New financial assets originated or purchased	4,696	20,928
Financial assets that have been derecognized	(5,005)	(20,708)
Foreign exchange and other movements	(2,110)	89
Allowance for loan losses	100,844	77,298	73,465
Net carrying amount	6,929,766	6,167,673
Consumer loans [member]
Disclosure of financial assets [line items]
- Increases due to change in credit risk	(114,689)
Decreases due to change in credit risk	(37,972)
- Changes due to modifications that did not result in derecognition	(193)
New financial assets originated or purchased	143,375
Financial assets that have been derecognized	(31,933)
Foreign exchange and other movements	(13,229)
Allowance for loan losses	273,931	189,485
Net carrying amount	2,846,223	2,636,234
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	24,743,360	22,617,981
- Charge-offs	(343,542)	(292,655)
- Changes due to modifications that did not result in derecognition	(305,353)	(292,108)
New financial assets originated or purchased	10,544,152	12,417,491
Financial assets that have been derecognized	(7,581,309)	(9,796,913)
Foreign exchange and other movements	(449,523)	89,564
Ending balance	26,607,785	24,743,360
Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	1,196,769	1,088,954
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	(2,642)	2,197
New financial assets originated or purchased	225,694	464,664
Financial assets that have been derecognized	(348,835)	(386,106)
Foreign exchange and other movements	(1,007)	27,598
Ending balance	1,044,996	1,196,769
Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	23,546,591	21,529,027
- Charge-offs	(318,559)	(292,117)
- Changes due to modifications that did not result in derecognition	(302,711)	(294,305)
New financial assets originated or purchased	10,318,458	11,952,827
Financial assets that have been derecognized	(7,232,474)	(9,410,807)
Foreign exchange and other movements	(448,516)	61,966
Ending balance	25,562,789	23,546,591
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,672,670	14,808,799
- Charge-offs	(190,487)	(148,053)
- Changes due to modifications that did not result in derecognition	(215,453)	(188,049)
New financial assets originated or purchased	7,682,627	8,385,696
Financial assets that have been derecognized	(6,323,655)	(7,303,407)
Foreign exchange and other movements	(168,681)	117,684
Ending balance	16,457,021	15,672,670
Gross assets [member] | Commercial loans [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	1,196,769	1,088,954
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	(2,642)	2,197
New financial assets originated or purchased	225,694	464,664
Financial assets that have been derecognized	(348,835)	(386,106)
Foreign exchange and other movements	(1,007)	27,598
Ending balance	1,044,996	1,196,769
Gross assets [member] | Commercial loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	14,475,901	13,719,845
- Charge-offs	(165,504)	(147,515)
- Changes due to modifications that did not result in derecognition	(212,811)	(190,246)
New financial assets originated or purchased	7,456,933	7,921,032
Financial assets that have been derecognized	(5,974,820)	(6,917,301)
Foreign exchange and other movements	(167,674)	90,086
Ending balance	15,412,025	14,475,901
Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	6,244,971
Ending balance	7,030,610	6,244,971
Gross assets [member] | Mortgages loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	6,244,971	5,316,753
- Charge-offs	(12,373)	(11,402)
- Changes due to modifications that did not result in derecognition	(32,985)	(46,338)
New financial assets originated or purchased	1,235,962	2,453,883
Financial assets that have been derecognized	(281,308)	(1,431,188)
Foreign exchange and other movements	(123,657)	(36,737)
Ending balance	7,030,610	6,244,971
Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,825,719
Ending balance	3,120,154	2,825,719
Gross assets [member] | Consumer loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	2,825,719	2,492,429
- Charge-offs	(140,682)	(133,200)
- Changes due to modifications that did not result in derecognition	(56,915)	(57,721)
New financial assets originated or purchased	1,625,563	1,577,912
Financial assets that have been derecognized	(976,346)	(1,062,318)
Foreign exchange and other movements	(157,185)	8,617
Ending balance	3,120,154	2,825,719
Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	895,974	947,812
Allowances for loan losses [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	146,350	256,091
Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	749,624	691,721
Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	521,199	681,029
Allowances for loan losses [member] | Commercial loans [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	146,350	256,091
Allowances for loan losses [member] | Commercial loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	374,849	424,938
Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	100,844	77,298
Allowances for loan losses [member] | Mortgages loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	100,844	77,298
Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	273,931	189,485
Allowances for loan losses [member] | Consumer loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	273,931	189,485
Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	96,974	100,922
- Net Transfer to stage 2	(1,819)	(7,725)
New financial assets originated or purchased	55,102	63,208
Financial assets that have been derecognized	(64,764)	(18,057)
Foreign exchange and other movements	(28,398)	(41,374)
Ending balance	57,095	96,974
Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	19,955,723	16,327,018
Changes in the allowances - Net Transfer to stage 1	404,225	1,184,076
- Net Transfer to stage 2	(835,792)	(554,440)
- Net Transfer to stage 3	(151,827)	(73,679)
- Charge-offs	(33,187)	(18,776)
- Changes due to modifications that did not result in derecognition	(271,885)	(270,726)
New financial assets originated or purchased	9,469,441	10,860,705
Financial assets that have been derecognized	(6,425,979)	(7,562,147)
Foreign exchange and other movements	(421,452)	63,692
Ending balance	21,689,267	19,955,723
Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	96,974	100,922
- Net Transfer to stage 2	(1,819)	(7,725)
New financial assets originated or purchased	55,102	63,208
Financial assets that have been derecognized	(64,764)	(18,057)
Foreign exchange and other movements	(28,398)	(41,374)
Ending balance	57,095	96,974
Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	11,715,299	10,427,978
Changes in the allowances - Net Transfer to stage 1	216,667	362,152
- Net Transfer to stage 2	(449,530)	(401,663)
- Net Transfer to stage 3	(87,462)	(50,688)
- Charge-offs	(7,870)	(4,209)
- Changes due to modifications that did not result in derecognition	(183,462)	(176,687)
New financial assets originated or purchased	6,922,591	7,101,166
Financial assets that have been derecognized	(5,331,140)	(5,643,512)
Foreign exchange and other movements	(181,407)	100,762
Ending balance	12,613,686	11,715,299
Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	5,815,884	4,166,515
Changes in the allowances - Net Transfer to stage 1	73,851	527,946
- Net Transfer to stage 2	(226,002)	(47,731)
- Net Transfer to stage 3	(23,085)	(4,862)
- Charge-offs	(118)
- Changes due to modifications that did not result in derecognition	(31,722)	(43,602)
New financial assets originated or purchased	1,189,931	2,342,992
Financial assets that have been derecognized	(246,095)	(1,081,369)
Foreign exchange and other movements	(104,540)	(44,005)
Ending balance	6,448,104	5,815,884
Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Consumer loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	2,424,540	1,732,525
Changes in the allowances - Net Transfer to stage 1	113,707	293,979
- Net Transfer to stage 2	(160,260)	(105,046)
- Net Transfer to stage 3	(41,280)	(18,129)
- Charge-offs	(25,199)	(14,567)
- Changes due to modifications that did not result in derecognition	(56,701)	(50,437)
New financial assets originated or purchased	1,356,919	1,416,547
Financial assets that have been derecognized	(848,744)	(837,266)
Foreign exchange and other movements	(135,505)	6,934
Ending balance	2,627,477	2,424,540
Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	507,983	499,537
- Net Transfer to stage 2	1,819	8,551
- Net Transfer to stage 3	(5,851)	(129,888)
- Changes due to modifications that did not result in derecognition	(3,302)	(1,306)
New financial assets originated or purchased	104,838	216,737
Financial assets that have been derecognized	(109,898)	(174,661)
Foreign exchange and other movements	57,058	89,013
Ending balance	552,647	507,983
Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	2,733,535	4,277,136
Changes in the allowances - Net Transfer to stage 1	(388,610)	(1,171,376)
- Net Transfer to stage 2	865,671	599,608
- Net Transfer to stage 3	(199,790)	(137,518)
- Charge-offs	(46,996)	(44,191)
- Changes due to modifications that did not result in derecognition	(27,727)	(21,168)
New financial assets originated or purchased	636,437	869,602
Financial assets that have been derecognized	(641,774)	(1,608,876)
Foreign exchange and other movements	(30,639)	(29,682)
Ending balance	2,900,107	2,733,535
Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	507,983	499,537
- Net Transfer to stage 2	1,819	8,551
- Net Transfer to stage 3	(5,851)	(129,888)
- Changes due to modifications that did not result in derecognition	(3,302)	(1,306)
New financial assets originated or purchased	104,838	216,737
Financial assets that have been derecognized	(109,898)	(174,661)
Foreign exchange and other movements	57,058	89,013
Ending balance	552,647	507,983
Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	2,080,676	2,564,516
Changes in the allowances - Net Transfer to stage 1	(206,748)	(358,832)
- Net Transfer to stage 2	464,539	425,316
- Net Transfer to stage 3	(110,493)	(71,184)
- Charge-offs	(14,142)	(11,082)
- Changes due to modifications that did not result in derecognition	(24,686)	(10,277)
New financial assets originated or purchased	390,724	665,143
Financial assets that have been derecognized	(507,356)	(1,088,960)
Foreign exchange and other movements	(1,531)	(33,964)
Ending balance	2,070,983	2,080,676
Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	314,060	1,025,921
Changes in the allowances - Net Transfer to stage 1	(71,983)	(525,493)
- Net Transfer to stage 2	237,397	62,549
- Net Transfer to stage 3	(59,052)	(26,414)
- Charge-offs	(233)	(84)
- Changes due to modifications that did not result in derecognition	(1,306)	(2,804)
New financial assets originated or purchased	40,387	83,827
Financial assets that have been derecognized	(18,252)	(305,420)
Foreign exchange and other movements	(10,455)	1,978
Ending balance	430,563	314,060
Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	338,799	686,699
Changes in the allowances - Net Transfer to stage 1	(109,879)	(287,052)
- Net Transfer to stage 2	163,735	111,742
- Net Transfer to stage 3	(30,245)	(39,920)
- Charge-offs	(32,621)	(33,025)
- Changes due to modifications that did not result in derecognition	(1,735)	(8,087)
New financial assets originated or purchased	205,326	120,632
Financial assets that have been derecognized	(116,166)	(214,496)
Foreign exchange and other movements	(18,653)	2,306
Ending balance	398,561	338,799
Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	591,812	488,495
- Net Transfer to stage 2		(826)
- Net Transfer to stage 3	5,851	129,888
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	660	3,503
New financial assets originated or purchased	65,754	184,719
Financial assets that have been derecognized	(174,173)	(193,388)
Foreign exchange and other movements	(29,667)	(20,041)
Ending balance	435,254	591,812
Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	857,333	924,873
Changes in the allowances - Net Transfer to stage 1	(15,615)	(12,700)
- Net Transfer to stage 2	(29,879)	(45,168)
- Net Transfer to stage 3	351,617	211,197
- Charge-offs	(238,376)	(229,150)
- Changes due to modifications that did not result in derecognition	(3,099)	(2,411)
New financial assets originated or purchased	212,580	222,520
Financial assets that have been derecognized	(164,721)	(239,784)
Foreign exchange and other movements	3,575	27,956
Ending balance	973,415	857,333
Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	591,812	488,495
- Net Transfer to stage 2		(826)
- Net Transfer to stage 3	5,851	129,888
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	660	3,503
New financial assets originated or purchased	65,754	184,719
Financial assets that have been derecognized	(174,173)	(193,388)
Foreign exchange and other movements	(29,667)	(20,041)
Ending balance	435,254	591,812
Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	679,926	727,351
Changes in the allowances - Net Transfer to stage 1	(9,919)	(3,320)
- Net Transfer to stage 2	(15,009)	(23,653)
- Net Transfer to stage 3	197,955	121,872
- Charge-offs	(143,492)	(132,224)
- Changes due to modifications that did not result in derecognition	(4,663)	(3,282)
New financial assets originated or purchased	143,618	154,723
Financial assets that have been derecognized	(136,324)	(184,829)
Foreign exchange and other movements	15,264	23,288
Ending balance	727,356	679,926
Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	115,027	124,317
Changes in the allowances - Net Transfer to stage 1	(1,868)	(2,453)
- Net Transfer to stage 2	(11,395)	(14,818)
- Net Transfer to stage 3	82,137	31,276
- Charge-offs	(12,022)	(11,318)
- Changes due to modifications that did not result in derecognition	43	68
New financial assets originated or purchased	5,644	27,064
Financial assets that have been derecognized	(16,961)	(44,399)
Foreign exchange and other movements	(8,662)	5,290
Ending balance	151,943	115,027
Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	62,380	73,205
Changes in the allowances - Net Transfer to stage 1	(3,828)	(6,927)
- Net Transfer to stage 2	(3,475)	(6,696)
- Net Transfer to stage 3	71,525	58,049
- Charge-offs	(82,862)	(85,608)
- Changes due to modifications that did not result in derecognition	1,521	803
New financial assets originated or purchased	63,318	40,733
Financial assets that have been derecognized	(11,436)	(10,556)
Foreign exchange and other movements	(3,027)	(623)
Ending balance	94,116	62,380
Loans and receivables to Amortized Cost [member]
Disclosure of financial assets [line items]
- Increases due to change in credit risk	(256,643)	(234,623)
Decreases due to change in credit risk	(137,863)	(125,986)
- Changes due to modifications that did not result in derecognition	(810)	(26,842)
New financial assets originated or purchased		328,124
Financial assets that have been derecognized	(178,482)	(357,874)
Foreign exchange and other movements	(64,904)	7,596
Allowance for loan losses	$ 895,974	$ 947,812	$ 1,041,873